Pay vs Performance Disclosure - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following disclosure about the relationships between executive compensation actually paid (as defined by SEC rules) and our financial performance.
In determining the compensation actually paid to our NEOs, as required pursuant to SEC rules, we are required to make various adjustments to the amounts provided in the “Summary Compensation Table” provided elsewhere in this Proxy Statement (as described in further detail in the footnotes to the table below). The “Summary Compensation Table” and the compensation actually paid amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation
S-K.
For information regarding the decisions made by the Compensation Committee with respect to compensation, please see the “Compensation Discussion & Analysis” provided elsewhere in this Proxy Statement.
In accordance with the SEC’s rules, the following table sets forth the required disclosure for our principal executive officer, the Chief Executive Officer, and our average NEOs (excluding the Chief Executive Officer) for Fiscal Year 2023, Fiscal Year 2022, the Transition Quarter, Fiscal Year 2021 and the fiscal year ended September 30, 2020.

PAY-VERSUS-PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on:
Reporting Period	Summary compensation table total for CEO ($) (1)	Compensation actually paid to CEO ($) (2)	Average summary compensation table total for non-CEO NEOs ($) (3)	Average compensation actually paid to non-CEO NEOs ($) (4)	BECN total shareholder return ($) (5)	Peer group total shareholder return ($) (6)	Net income (loss) (in millions) ($) (7)	Adjusted EBITDA (in millions) ($) (8)

2023	$6,154,945	$11,813,848	$1,748,341	$3,366,498	$260	$284	$435.0	$929.6

2022	5,915,125	5,504,539	2,501,612	2,305,524	157	189	458.4	910.0

Transition Quarter	229,488	2,946,598	171,050	610,666	171	198	68.0	174.1

2021	5,661,918	11,751,193	1,709,769	2,710,082	142	170	(45.5)	654.7

2020	4,105,918	3,772,478	1,327,055	1,380,260	93	124	(80.9)	398.6

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officer, Mr. Francis.

(2)
Compensation actually paid (as defined by SEC rules) to our Chief Executive Officer for each period presented reflects the amount set forth in column (1), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table. Fair value or change in fair value, as applicable, of equity awards included in the compensation actually paid to our Chief Executive Officer are estimated using assumptions and methodologies substantially consistent with those used at grant determined by reference to: (i) for stock options, a Black-Scholes value as of the relevant measurement date; (ii) for outstanding time-based restricted stock units, the closing price on the applicable year-end
dates or, in the case of vesting dates, the actual vesting price; and (iii) for performance-based restricted stock units, the same valuation methodology as time-based restricted stock units discussed above except that year-end
values are multiplied by the probable outcome of the performance conditions as of each such date. The probable outcome of performance conditions for performance-based restricted stock units outstanding at the beginning of the year were lower at either the actual vesting date or end of the year when compared to the beginning of the year. The probable outcome of performance conditions for performance-based restricted stock units granted during the year were higher at year-end
when compared to the grant date. The probable outcome of performance conditions for performance-based restricted stock units outstanding at the end of the year were above target. These determinations are consistent with the principles in ASC 718 and described further in our Annual Report on Form
10-K.

(3)	Reflects the average compensation amounts reported in the “Summary Compensation Table” for our NEOs (excluding the Chief Executive Officer), which included the following executive officers:
•	2023: Frank A. Lonegro, Jonathan S. Bennett, Jason L. Taylor and C. Munroe Best III
•	2022: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III

•	Transition Quarter: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III
•	2021: Frank A. Lonegro, Jonathan S. Bennett, C. Munroe Best III and Jason L. Taylor
•	2020: Frank A. Lonegro, C. Eric Swank, Christopher A. Harrison, Ross D. Cooper and Joseph M. Nowicki

(4)
Average compensation actually paid (as defined by SEC rules) to our NEOs (except the Chief Executive Officer) for each period presented reflects the amount set forth in column (3), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table. Fair value or change in fair value, as applicable, of equity awards included in the average compensation actually paid to our NEOs (except the Chief Executive Officer) are estimated using assumptions and methodologies substantially consistent with those used at grant determined by reference to: (i) for stock options, a Black-Scholes value as of the applicable measurement date; (ii) for outstanding time-based restricted stock units (including earned A25 Performance Stock Units), the closing price on the applicable year-end
dates or, in the case of vesting dates, the actual vesting price; (iii) for performance-based restricted stock units, the same valuation methodology as time-based restricted stock units discussed above except that year-end
values are multiplied by the probable outcome of the performance conditions as of each such date (the changes in probable outcome of performance conditions for performance-based restricted stock units are described above in note 2) and (iv) for unearned A25 Performance Stock Units, a value derived from a Monte Carlo valuation model as of the applicable year-end
date. These determinations are consistent with the principles in ASC 718 and described
further in our Annual Report on Form
10-K.

(5)
Reflects the total shareholder return (“
TSR
”) of a $100 investment in the Company from the beginning of fiscal year 2020 (October 1, 2019) through each of Fiscal Year 2023, Fiscal Year 2022, the Transition Quarter, Fiscal Year 2021 and the fiscal year ended September 30, 2020. TSR includes share price appreciation and assumes dividend reinvestment.

(6)
Reflects the TSR of a $100 investment in the S&P 1500 Trading Companies & Distributors Index (the same index as reported in the Company’s Form
10-K
filed with the SEC on February 28, 2024) from the beginning of fiscal year 2020 through each of Fiscal Year 2023, Fiscal Year 2022, the Transition Quarter. Fiscal Year 2021 and the fiscal year ended September 30, 2020. TSR includes share price appreciation and assumes dividend reinvestment.

(7)
Reflects “Net income (loss)” in the Company’s Consolidated Statements of Operations for the Fiscal Year 2023. Fiscal Year 2022, the Transition Quarter, Fiscal Year 2021 and the fiscal year ended September 30, 2020. On February 10, 2021, the Company completed the sale of its interior products and insulation business (“
Interior Products
”), which is reflected as discontinued operations for the Transition Quarter, Fiscal Year 2021 and the fiscal year ended September 30, 2020. The sale of Interior Products resulted in a loss on sale in the Fiscal Year 2021 of $360.6 million.
As a supplemental measure, net income (loss)

from continuing operations for the Transition Quarter, Fiscal Year 2021 and the fiscal year ended September 30, 2020 was $68.1 million, $
221.2
million and $(81.3) million, respectively. The Company uses net income (loss) from continuing operations as the most directly comparable GAAP financial measure in calculating Adjusted EBITDA.

(8)
The Company-selected measure is Adjusted EBITDA, which is a
non-GAAP
financial measure. We define Adjusted EBITDA as net income (loss) from continuing operations, excluding the impact of interest expense (net of interest income), income taxes, depreciation and amortization, stock-based compensation, and the adjusting items (including acquisition costs, restructuring costs and
COVID-19
impacts). Adjusted EBITDA is further adjusted by the Company, for each division, where necessary, and to exclude the financial results of acquisitions not completed at the time budgets are established, to create the measure AEBITDA used to directly compute annual cash incentive compensation.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Reflects the average compensation amounts reported in the “Summary Compensation Table” for our NEOs (excluding the Chief Executive Officer), which included the following executive officers:
•	2023: Frank A. Lonegro, Jonathan S. Bennett, Jason L. Taylor and C. Munroe Best III
•	2022: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III

•	Transition Quarter: Frank A. Lonegro, Jonathan S. Bennett, Sean M. McDevitt and C. Munroe Best III
•	2021: Frank A. Lonegro, Jonathan S. Bennett, C. Munroe Best III and Jason L. Taylor
•	2020: Frank A. Lonegro, C. Eric Swank, Christopher A. Harrison, Ross D. Cooper and Joseph M. Nowicki

Peer Group Issuers, Footnote	Reflects the TSR of a $100 investment in the S&P 1500 Trading Companies & Distributors Index (the same index as reported in the Company’s Form
10-K
			filed with the SEC on February 28, 2024) from the beginning of fiscal year 2020 through each of Fiscal Year 2023, Fiscal Year 2022, the Transition Quarter. Fiscal Year 2021 and the fiscal year ended September 30, 2020. TSR includes share price appreciation and assumes dividend reinvestment.
PEO Total Compensation Amount	$ 229,488		$ 6,154,945	$ 5,915,125	$ 5,661,918		$ 4,105,918
PEO Actually Paid Compensation Amount	2,946,598		$ 11,813,848	5,504,539	11,751,193		3,772,478
Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Table
The following table details the applicable adjustments that were made to determine compensation actually paid (all amounts are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($) (a)	Add: Equity award adjustments ($) (b)	Deduct: Reported change in the actuarial present value of pension benefits ($) (c)	Add: Pension benefit adjustments ($) (c)	Compensation actually paid ($)
Chief Executive Officer
2023	$6,154,945	$(3,657,512)	$9,316,415	$—	$—	$11,813,848
2022	5,915,125	(3,279,049)	2,868,463	—	—	5,504,539
Transition Quarter	229,488	—	2,717,110	—	—	2,946,598
2021	5,661,918	(3,050,029)	9,139,304	—	—	11,751,193
2020	4,105,918	(2,400,012)	2,066,572	—	—	3,772,478
Named Executive Officers (except the Chief Executive Officer)
2023	$1,748,341	$(756,271)	$2,374,428	$—	$—	$3,366,498
2022	2,501,612	(1,091,516)	895,427	—	—	2,305,524
Transition Quarter	171,050	—	439,617	—	—	610,666
2021	1,709,769	(739,996)	1,740,308	—	—	2,710,082
2020	1,327,055	(666,006)	719,211	—	—	1,380,260

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for each applicable period.

(b)
The equity award adjustments for each applicable period include the addition (or subtraction, as applicable) of the following (all amounts are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Fair value as of period-end of outstanding and unvested equity awards granted in the period ($)	Change in fair value as of period-end (from the end of the prior period) of outstanding and unvested equity awards granted in prior periods ($)	Fair value as of vesting date of equity awards granted and vested in the period ($)	Change in fair value as of the vesting date (from the end of the prior period) of equity awards granted in prior periods that vested in the period ($)	Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in total compensation ($)	Total equity award adjustments ($)
Chief Executive Officer
2023	$5,121,987	$1,610,820	$—	$2,583,608	$—	$—	$9,316,415
2022	3,233,102	(533,923)	—	169,284	—	—	2,868,463
Transition Quarter	—	2,227,967	—	489,143	—	—	2,717,110
2021	6,141,707	2,635,531	—	362,066	—	—	9,139,304
2020	2,222,084	(181,404)	—	25,892	—	—	2,066,572
Named Executive Officers (except the Chief Executive Officer)
2023	$1,059,084	$801,876	$—	$513,468	$—	$—	$2,374,428
2022	980,055	(126,063)	—	41,435	—	—	895,427
Transition Quarter	—	388,104	—	51,513	—	—	439,617
2021	1,135,173	407,610	—	197,525	—	—	1,740,308
2020	762,399	(26,670)	—	9,504	(26,022)	—	719,211

(c)
The Company does not have any defined benefit or actuarial pension plans. Accordingly, in the periods presented and consistent with the “Summary Compensation Table”, the Company did not have: (i) a change in the actuarial present value of the accumulated benefit under any defined benefit or actuarial pension plans or (ii) any service cost or prior service cost related to any defined benefit or actuarial pension plans.

Non-PEO NEO Average Total Compensation Amount	171,050		$ 1,748,341	2,501,612	1,709,769		1,327,055
Non-PEO NEO Average Compensation Actually Paid Amount	610,666		$ 3,366,498	2,305,524	2,710,082		1,380,260
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Table
The following table details the applicable adjustments that were made to determine compensation actually paid (all amounts are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($) (a)	Add: Equity award adjustments ($) (b)	Deduct: Reported change in the actuarial present value of pension benefits ($) (c)	Add: Pension benefit adjustments ($) (c)	Compensation actually paid ($)
Chief Executive Officer
2023	$6,154,945	$(3,657,512)	$9,316,415	$—	$—	$11,813,848
2022	5,915,125	(3,279,049)	2,868,463	—	—	5,504,539
Transition Quarter	229,488	—	2,717,110	—	—	2,946,598
2021	5,661,918	(3,050,029)	9,139,304	—	—	11,751,193
2020	4,105,918	(2,400,012)	2,066,572	—	—	3,772,478
Named Executive Officers (except the Chief Executive Officer)
2023	$1,748,341	$(756,271)	$2,374,428	$—	$—	$3,366,498
2022	2,501,612	(1,091,516)	895,427	—	—	2,305,524
Transition Quarter	171,050	—	439,617	—	—	610,666
2021	1,709,769	(739,996)	1,740,308	—	—	2,710,082
2020	1,327,055	(666,006)	719,211	—	—	1,380,260

(a)
The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for each applicable period.

(b)
The equity award adjustments for each applicable period include the addition (or subtraction, as applicable) of the following (all amounts are averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Fair value as of period-end of outstanding and unvested equity awards granted in the period ($)	Change in fair value as of period-end (from the end of the prior period) of outstanding and unvested equity awards granted in prior periods ($)	Fair value as of vesting date of equity awards granted and vested in the period ($)	Change in fair value as of the vesting date (from the end of the prior period) of equity awards granted in prior periods that vested in the period ($)	Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in total compensation ($)	Total equity award adjustments ($)
Chief Executive Officer
2023	$5,121,987	$1,610,820	$—	$2,583,608	$—	$—	$9,316,415
2022	3,233,102	(533,923)	—	169,284	—	—	2,868,463
Transition Quarter	—	2,227,967	—	489,143	—	—	2,717,110
2021	6,141,707	2,635,531	—	362,066	—	—	9,139,304
2020	2,222,084	(181,404)	—	25,892	—	—	2,066,572
Named Executive Officers (except the Chief Executive Officer)
2023	$1,059,084	$801,876	$—	$513,468	$—	$—	$2,374,428
2022	980,055	(126,063)	—	41,435	—	—	895,427
Transition Quarter	—	388,104	—	51,513	—	—	439,617
2021	1,135,173	407,610	—	197,525	—	—	1,740,308
2020	762,399	(26,670)	—	9,504	(26,022)	—	719,211

(c)
The Company does not have any defined benefit or actuarial pension plans. Accordingly, in the periods presented and consistent with the “Summary Compensation Table”, the Company did not have: (i) a change in the actuarial present value of the accumulated benefit under any defined benefit or actuarial pension plans or (ii) any service cost or prior service cost related to any defined benefit or actuarial pension plans.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Cumulative Company TSR
:

For Fiscal Year 2021, compensation actually paid was higher than other years due in most part to an increase in the estimated payout of the unvested performance-based restricted stock unit awards as a result of actual Company performance, and to a lesser degree due to the increase of the Company’s stock price and the revaluation of the unvested stock options.

Compensation Actually Paid vs. Net Income			Relationship Between Compensation Actually Paid and Company Net Income:
Compensation Actually Paid vs. Company Selected Measure			Relationship Between Compensation Actually Paid and Company Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
Relationship Between Cumulative Company TSR and Cumulative S&P 1500 Trading Companies & Distributors Index TSR
: The following graph compares the cumulative TSR on the Company’s common stock (based on market prices) for the last four fiscal years (plus the Transition Quarter) with the cumulative TSR on the S&P 1500 Trading Companies & Distributors Index, assuming a hypothetical $100 investment in each on September 30, 2019 and the re-investment
of all dividends. The closing price of our common stock on September 30, 2019, was $33.50 and on December 31, 2023, was $87.02.

Tabular List, Table
Most Important Performance Measures
For Fiscal Year 2023, the Compensation Committee identified the following as its “most important” financial performance measures for the purpose of linking executive compensation actually paid to our NEOs to the Company’s performance.

Measures

Adjusted EBITDA

AEBITDA

Operating Working Capital as a Percentage of Sales

Adjusted EBITDA Margin Percentage

Daily Average Organic Net Sales Growth

Total Shareholder Return Amount	171		$ 260	157	142		93
Peer Group Total Shareholder Return Amount	198		284	189	170		124
Net Income (Loss)	$ 68,000,000		$ 435,000,000	$ 458,400,000	$ (45,500,000)		$ (80,900,000)
Company Selected Measure Amount	174,100,000		929,600,000	910,000,000	654,700,000		398,600,000
PEO Name			Mr. Francis
Loss On Sale						$ 360,600,000
Net Income From Continuing Operations		$ 68,100,000				$ 221,200,000		$ (81,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	The Company-selected measure is Adjusted EBITDA, which is a
non-GAAP
financial measure. We define Adjusted EBITDA as net income (loss) from continuing operations, excluding the impact of interest expense (net of interest income), income taxes, depreciation and amortization, stock-based compensation, and the adjusting items (including acquisition costs, restructuring costs and
COVID-19
			impacts). Adjusted EBITDA is further adjusted by the Company, for each division, where necessary, and to exclude the financial results of acquisitions not completed at the time budgets are established, to create the measure AEBITDA used to directly compute annual cash incentive compensation.
Measure:: 2
Pay vs Performance Disclosure
Name			AEBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Working Capital as a Percentage of Sales
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name			Daily Average Organic Net Sales Growth
PEO | Reported value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,657,512)	$ (3,279,049)	$ (3,050,029)		$ (2,400,012)
PEO | Equity award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,717,110		9,316,415	2,868,463	9,139,304		2,066,572
PEO | Fair value as of periodend of outstanding and unvested equity awards granted in the period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,121,987	3,233,102	6,141,707		2,222,084
PEO | Change in fair value as of periodend (from the end of the prior period) of outstanding and unvested equity awards granted in prior periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,227,967		1,610,820	(533,923)	2,635,531		(181,404)
PEO | Change in fair value as of the vesting date (from the end of the prior period) of equity awards granted in prior periods that vested in the period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,143		2,583,608	169,284	362,066		25,892
PEO | Total equity award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,717,110		9,316,415	2,868,463	9,139,304		2,066,572
Non-PEO NEO | Reported value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(756,271)	(1,091,516)	(739,996)		(666,006)
Non-PEO NEO | Equity award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,617		2,374,428	895,427	1,740,308		719,211
Non-PEO NEO | Fair value as of periodend of outstanding and unvested equity awards granted in the period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,059,084	980,055	1,135,173		762,399
Non-PEO NEO | Change in fair value as of periodend (from the end of the prior period) of outstanding and unvested equity awards granted in prior periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	388,104		801,876	(126,063)	407,610		(26,670)
Non-PEO NEO | Change in fair value as of the vesting date (from the end of the prior period) of equity awards granted in prior periods that vested in the period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,513		513,468	41,435	197,525		9,504
Non-PEO NEO | Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(26,022)
Non-PEO NEO | Total equity award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 439,617		$ 2,374,428	$ 895,427	$ 1,740,308		$ 719,211